Loans, borrowings and cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Loans and borrowings
Loans, borrowings and cash and cash equivalents

21.   Loans, borrowings and cash and cash equivalents

a) Cash and cash equivalents

Cash and cash equivalents includes cash, immediately redeemable deposits and short-term investments with an insignificant risk of change in value. They are readily convertible to cash, part in R$, indexed to the Brazilian Interbank Interest rate (“DI Rate”or”CDI”) and part denominated in US$, mainly time deposits.

b) Loans and borrowings

As at December 31, 2018 and 2017, loans and borrowings are secured by property, plant and equipment and receivables in the amount of US$221 and US$275, respectively.

The securities issued through Vale’s wholly-owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale.

i) Total debt

	Current liabilities		Non-current liabilities
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Principal in:
US$	256	649	10,300	16,060
EUR	—	—	1,088	1,140
R$	492	515	2,940	3,368
Other currencies	25	17	127	206
Accrued charges	230	522	8	12
Total	1,003	1,703	14,463	20,786

The future flows of debt payments principal and interest are as follows:

		Estimated future
	Principal	interest payments (i)
2019	773	831
2020	1,053	799
2021	1,233	732
2022	1,872	662
Between 2023 and 2027	5,109	2,132
2028 onwards	5,188	3,794
Total	15,228	8,950

(i)   Based on interest rate curves and foreign exchange rates applicable as at December 31, 2018 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the financial statements.

ii) Reconciliation of debt to cash flows arising from financing activities

Loans and borrowings
December 31, 2017	22,489
Additions	1,225
Repayments (i)	(7,841)
Interest paid	(1,121)
Cash flow from financing activities	(7,737)

Effect of exchange rate	(407)
Interest accretion	1,121
Non-cash changes	714

December 31, 2018	15,466

(i)   In 2018, the Company conducted a cash tender offer for Vale Overseas’ 5.875% guaranteed notes due 2021, 6.875% guaranteed notes due 2036, 4.375% guaranteed notes due 2022 and a cash tender offer for Vale S.A.’ 5.625% guaranteed notes due 2042 and repurchased a total of US$3,730. The Company also redeemed all of Vale Overseas’ 4.625% guaranteed notes due 2020 totaling US$499.

Accounting policy

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use. The average capitalization rate is 17%. Borrowing costs that are not capitalized are recognized in the income statement in the period in which they are incurred.

Liquidity risk - The revolving credit facilities available today were provided by a syndicate of several global commercial banks. To mitigate liquidity risk, Vale has two revolving credit facilities, which will mature in 2020 and 2022, in the available amount of US$5,000 to assist the short term liquidity management and to enable more efficiency in cash management, being consistent with the strategic focus on cost of capital reduction. As of December 31, 2018 these lines are undrawn.

Some of the Company’s debt agreements with lenders contain financial covenants. The primary financial covenants in those agreements require maintaining certain ratios, such as debt to EBITDA and interest coverage. The Company has not identified any instances of noncompliance as at December 31, 2018 and 2017.